Stockholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
The Company
Common Equity Tier 1 risk-based capital ratio:
Actual Capital	$ 1,678,475	$ 1,701,327
Actual Ratio	14.71%	15.99%
Capital Adequacy Guidelines Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio:
Actual Capital	$ 1,678,475	$ 1,701,327
Actual Ratio	14.71%	15.99%
Capital Adequacy Guidelines Ratio	6.00%	6.00%
Total risk-based capital ratio:
Actual Capital	$ 1,814,981	$ 1,828,935
Actual Ratio	15.91%	17.22%
Capital Adequacy Guidelines Ratio	8.00%	8.00%
Tier 1 leverage ratio:
Actual Capital	$ 1,678,475	$ 1,701,327
Actual Ratio	10.85%	11.49%
Capital Adequacy Guidelines Ratio	4.00%	4.00%
The Bank
Common Equity Tier 1 risk-based capital ratio:
Actual Capital	$ 1,661,628	$ 1,668,314
Actual Ratio	14.55%	15.68%
Capital Adequacy Guidelines Ratio	4.50%	4.50%
Categorized as Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio:
Actual Capital	$ 1,661,628	$ 1,668,314
Actual Ratio	14.55%	15.68%
Capital Adequacy Guidelines Ratio	6.00%	6.00%
Categorized as Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total risk-based capital ratio:
Actual Capital	$ 1,798,135	$ 1,795,929
Actual Ratio	15.75%	16.91%
Capital Adequacy Guidelines Ratio	8.00%	8.00%
Categorized as Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage ratio:
Actual Capital	$ 1,661,628	$ 1,668,314
Actual Ratio	10.74%	11.27%
Capital Adequacy Guidelines Ratio	4.00%	4.00%
Categorized as Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%